Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 06, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000259181
Account Value [Line Items]
Line Graph and Table Measure Name	Lazard Equity Megatrends ETF
Account Value	$ 12,192	$ 11,696	$ 11,136	$ 10,000
C000259182
Account Value [Line Items]
Line Graph and Table Measure Name	Lazard International Dynamic Equity ETF
Account Value	$ 19,670	18,899	18,006		$ 17,525	$ 17,388	$ 16,868	$ 16,143	$ 16,492	$ 16,453	$ 17,026	$ 16,740	$ 16,404	$ 16,015	$ 16,079	$ 15,235	$ 15,534	$ 15,027	$ 14,403	$ 14,455	$ 13,837	$ 12,752	$ 13,140	$ 13,463	$ 14,001	$ 13,510	$ 12,839	$ 13,368	$ 13,110	$ 12,813	$ 13,084	$ 12,064	$ 12,247	$ 10,816	$ 10,189	$ 11,255	$ 11,946	$ 11,398	$ 12,544	$ 12,145	$ 13,017	$ 13,067	$ 13,590	$ 13,939	$ 13,232	$ 13,848	$ 13,445	$ 14,085	$ 13,882	$ 13,692	$ 13,870	$ 13,324	$ 12,921	$ 12,483	$ 12,103	$ 12,234	$ 11,584	$ 10,225	$ 10,608	$ 10,829	$ 10,375	$ 10,212	$ 9,956	$ 9,561	$ 9,039	$ 10,479	$ 11,374	$ 11,606	$ 11,196	$ 11,071	$ 10,718	$ 10,423	$ 10,707	$ 11,025	$ 10,468	$ 11,116	$ 10,912	$ 10,821	$ 10,639	$ 9,889	$ 10,409	$ 10,507	$ 11,400	$ 11,334	$ 11,647	$ 11,333	$ 11,550	$ 11,820	$ 11,658	$ 11,766	$ 12,437	$ 11,809	$ 11,698	$ 11,655	$ 11,443	$ 11,167	$ 11,114	$ 10,828	$ 10,807	$ 10,531	$ 10,234	$ 9,895	$ 9,799	$ 9,449	$ 9,167	$ 9,344	$ 9,511	$ 9,365	$ 9,422	$ 8,966	$ 9,412	$ 9,298	$ 9,194	$ 8,644	$ 8,945	$ 9,557	$ 9,662	$ 9,724	$ 9,079	$ 9,406	$ 10,123	$ 10,000
C000259183
Account Value [Line Items]
Line Graph and Table Measure Name	Lazard Japanese Equity ETF
Account Value	$ 11,727	11,472	10,984	10,000
C000259184
Account Value [Line Items]
Line Graph and Table Measure Name	Lazard Next Gen Technologies ETF
Account Value	$ 13,768	12,676	11,520	10,000
Lazard Index: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,050	10,575	10,000	10,000
Lazard Index: MSCI EAFE/ACWI ex-US Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE/ACWI ex US Linked Index
Account Value	$ 18,907	18,287	17,486		16,877	16,915	16,683	16,037	16,355	16,504	17,356	16,901	16,433	16,061	16,076	15,623	15,908	15,426	15,045	15,196	14,469	13,274	13,846	14,297	14,974	14,389	13,771	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,461	12,863	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,543	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,445	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208	10,000
Lazard Index: TOPIX Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	TOPIX Net Total Return Index
Account Value	$ 10,579	10,389	10,000	10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 11,049	10,592	10,000	$ 10,000
Lazard Index: MSCI ACWI ex-USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 18,115	$ 17,521	$ 16,753		$ 16,169	$ 16,206	$ 15,984	$ 15,365	$ 15,670	$ 15,813	$ 16,629	$ 16,193	$ 15,744	$ 15,388	$ 15,403	$ 14,968	$ 15,242	$ 14,780	$ 14,415	$ 14,560	$ 13,863	$ 12,718	$ 13,266	$ 13,698	$ 14,346	$ 13,786	$ 13,194	$ 13,691	$ 13,458	$ 13,137	$ 13,614	$ 12,593	$ 12,688	$ 11,348	$ 11,019	$ 12,242	$ 12,649	$ 12,231	$ 13,382	$ 13,286	$ 14,177	$ 14,154	$ 14,440	$ 14,992	$ 14,397	$ 15,076	$ 14,725	$ 15,212	$ 14,928	$ 15,178	$ 15,277	$ 14,814	$ 14,390	$ 14,210	$ 13,935	$ 13,904	$ 13,191	$ 11,627	$ 11,883	$ 12,182	$ 11,682	$ 11,184	$ 10,700	$ 10,361	$ 9,631	$ 11,262	$ 12,228	$ 12,566	$ 12,044	$ 11,939	$ 11,536	$ 11,247	$ 11,605	$ 11,748	$ 11,080	$ 11,709	$ 11,408	$ 11,340	$ 11,123	$ 10,341	$ 10,832	$ 10,730	$ 11,680	$ 11,627	$ 11,876	$ 11,598	$ 11,820	$ 12,100	$ 11,910	$ 12,123	$ 12,723	$ 12,052	$ 11,789	$ 11,694	$ 11,478	$ 11,268	$ 11,210	$ 10,811	$ 10,778	$ 10,439	$ 10,220	$ 9,968	$ 9,811	$ 9,476	$ 9,239	$ 9,458	$ 9,596	$ 9,479	$ 9,419	$ 8,976	$ 9,115	$ 9,272	$ 9,034	$ 8,354	$ 8,451	$ 9,068	$ 9,242	$ 9,437	$ 8,783	$ 9,210	$ 9,972	$ 10,000